Land-Use Rights, Net - Schedule of Land-Use Rights, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Land-Use Rights, Net [Abstract]
Land-use rights	$ 2,495,385	$ 2,421,164
Less: accumulated amortization	(278,651)	(246,152)
Total	$ 2,216,734	$ 2,175,012